Summary of Significant Accoutning Policies - Equity Method Investment (Details) - INOVA Geophysical - USD ($)	Dec. 31, 2018	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity method investment, Accumulated other comprehensive loss		$ 0
Equity method investments	$ 0